Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fees and commissions receivable
Payment services	£ 503	£ 458
Credit and debit card fees	323	231
Lending and financing	340	315
Brokerage	51	60
Investment management, trustee and fiduciary services	137	137
Underwriting fees	65	77
Other	5	26
Total	1,424	1,304
Fees and commissions payable	(300)	(285)
Net fees and commissions	1,124	1,019
Retail Banking
Fees and commissions receivable
Payment services	152	145
Credit and debit card fees	203	149
Lending and financing	8	6
Brokerage	27	32
Investment management, trustee and fiduciary services	1	1
Total	391	333
Fees and commissions payable	(172)	(160)
Net fees and commissions	219	173
Ulster Bank RoI
Fees and commissions receivable
Payment services	26	26
Credit and debit card fees	10	8
Lending and financing	1	1
Investment management, trustee and fiduciary services		1
Total	37	36
Fees and commissions payable	(23)	(6)
Net fees and commissions	14	30
Commercial Banking
Fees and commissions receivable
Payment services	308	271
Credit and debit card fees	102	70
Lending and financing	327	304
Brokerage	21	25
Investment management, trustee and fiduciary services	22	22
Underwriting fees	65	77
Other	56	66
Total	901	835
Fees and commissions payable	(148)	(133)
Net fees and commissions	753	702
Private Banking
Fees and commissions receivable
Payment services	17	16
Credit and debit card fees	8	4
Lending and financing	4	4
Brokerage	3	3
Investment management, trustee and fiduciary services	114	113
Other		16
Total	146	156
Fees and commissions payable	(15)	(32)
Net fees and commissions	131	124
Central Items and other
Fees and commissions receivable
Other	(51)	(56)
Total	(51)	(56)
Fees and commissions payable	58	46
Net fees and commissions	7	(10)
Total excluding Ulster Bank RoI
Fees and commissions receivable
Payment services	477	432
Credit and debit card fees	313	223
Lending and financing	339	314
Brokerage	51	60
Investment management, trustee and fiduciary services	137	136
Underwriting fees	65	77
Other	5	26
Total	1,387	1,268
Fees and commissions payable	(277)	(279)
Net fees and commissions	£ 1,110	£ 989